VOYA VARIABLE PORTFOLIOS, INC.

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 30, 2015

To the Portfolios’ Class I and Class S Prospectus

dated May 1, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.	The following paragraph is added to the section entitled “Principal Investment Strategies” of each Portfolio’s Prospectus:

The Portfolio may invest in real estate securities including real estate investment trusts.

2.	The following risk is added to the section entitled “Principal Risks” of each Portfolio’s Prospectus:

Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.